Loan Servicing (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Servicing rights:
Beginning of year	$ 368	$ 344
Additions	33	92
Amortized to expense	(65)	(120)
Change in valuation allowance	15	52
End of year	351	368
Valuation allowance:
Beginning of year	106	158
Additions expensed	5	0
Reductions credited to expense	20	52
Direct write-downs	0	0
End of year	$ 91	$ 106